FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Transfers into level 3	$ 0		$ 15,500
Change in fair value of warrants	(22,156)	$ 0	8,206
Other Income (Expense)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Change in fair value of warrants	$ 22,200		$ 8,200